Accumulated Other Comprehensive Income (Loss) (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Detail) - USD ($) $ in Millions		3 Months Ended						6 Months Ended
		Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]			$ 27,881				$ 27,881
Interest and related charges		$ (395)				$ (71)		(874)		$ (313)
Other income (expense)		314				(285)		590		(242)
Income tax expense (benefit)		(86)				152		(250)		9
Net Income (Loss) From Continuing Operations		431				(665)		1,147		(365)
Total other comprehensive income (loss)		(1)				40		6		62
Ending balance		28,428						28,428
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		17,593		17,245	[2]	16,348		17,245	[2]	15,980
Interest and related charges	[3]	(182)				(145)		(363)		(293)
Other income (expense)		48				(44)		84		(40)
Income before income tax expense		421				47		873		465
Income tax expense (benefit)		(89)				0		(188)		(61)
Total other comprehensive income (loss)		5				22		0		34
Ending balance		17,930		17,593		16,418		17,930		16,418
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(250)	[4],[5]	(249)	[6],[7]	(323)	[4],[5]	(249)	[6],[7]	(358)	[6],[7]
Other comprehensive income (loss) before reclassifications: gains (losses)		6	[4],[5]			29	[4],[5]	(3)	[6],[7]	54	[6],[7]
Income tax expense (benefit)		(2)	[4],[5]					(5)	[6],[7]
Net Income (Loss) From Continuing Operations		8	[4],[5]					16	[6],[7]
Total other comprehensive income (loss)		14	[4],[5]			40	[4],[5]	13	[6],[7]	75	[6],[7]
Ending balance	[4]	(236)	[5],[7]	(250)	[5]	(283)	[7]	(236)	[5],[7]	(283)	[7]
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		7	[6],[8]	16	[9],[10]	(25)	[6],[8]	16	[9],[10]	(45)	[9],[10]
Other comprehensive income (loss) before reclassifications: gains (losses)		6	[6],[8]			25	[6],[8]	(3)	[9],[10]	44	[9],[10]
Total other comprehensive income (loss)		6	[6],[8]			25	[6],[8]	(3)	[9],[10]	45	[9],[10]
Ending balance	[6],[8]	13	[10]	7		0	[10]	13	[10]	0	[10]
Total Derivative-Hedging Activities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		10	[4],[5]			14	[4],[5]	(21)	[6],[7]	28	[6],[7]
Other income (expense)		0	[4],[5]			0	[4],[5]	0	[6],[7]	0	[6],[7]
Income before income tax expense		10	[4],[5]			14	[4],[5]	21	[6],[7]	28	[6],[7]
Income tax expense (benefit)						(3)	[4],[5]			(7)	[6],[7]
Net Income (Loss) From Continuing Operations						11	[4],[5]			21	[6],[7]
Total Derivative-Hedging Activities | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges	[9],[10]									1
Other income (expense)	[9],[10]									0
Income before income tax expense	[9],[10]									1
Net Income (Loss) From Continuing Operations	[9],[10]									1
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(26)	[11]	(44)	[12]	(22)	[11]	(44)	[12]	37	[12]
Other comprehensive income (loss) before reclassifications: gains (losses)		(1)	[11]			(27)	[11]	16	[12]	(89)	[12]
Income tax expense (benefit)		1	[11]					0	[12]
Net Income (Loss) From Continuing Operations		(2)	[11]					(1)	[12]
Total other comprehensive income (loss)		(3)	[11]			(18)	[11]	15	[12]	(77)	[12]
Ending balance	[11]	(29)	[12]	(26)		(40)	[12]	(29)	[12]	(40)	[12]
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(3)	[13]	(7)	[14]	(4)	[13]	(7)	[14]	4	[14]
Other comprehensive income (loss) before reclassifications: gains (losses)		(1)	[13]			(3)	[13]	3	[14]	(10)	[14]
Total other comprehensive income (loss)		(1)	[13]			(3)	[13]	3	[14]	(11)	[14]
Ending balance	[13]	(4)	[14]	(3)		(7)	[14]	(4)	[14]	(7)	[14]
Investment Securities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		0	[11]			0	[11]	0	[12]	0	[12]
Other income (expense)		(3)	[11]			12	[11]	(1)	[12]	16	[12]
Income before income tax expense		(3)	[11]			12	[11]	(1)	[12]	16	[12]
Income tax expense (benefit)						(3)	[11]			(4)	[12]
Net Income (Loss) From Continuing Operations						9	[11]			12	[12]
Investment Securities | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges	[14]									0
Other income (expense)	[14]									(1)
Income before income tax expense	[14]									(1)
Net Income (Loss) From Continuing Operations	[14]									(1)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,287)	[15]	(1,276)	[16]	(1,088)	[15]	(1,276)	[16]	(1,133)	[16]
Other comprehensive income (loss) before reclassifications: gains (losses)		0	[15]			2	[15]	0	[16]	30	[16]
Income tax expense (benefit)		4	[15]					8	[16]
Net Income (Loss) From Continuing Operations		(12)	[15]					(23)	[16]
Total other comprehensive income (loss)		(12)	[15]			18	[15]	(23)	[16]	63	[16]
Ending balance	[15]	(1,299)	[16]	(1,287)		(1,070)	[16]	(1,299)	[16]	(1,070)	[16]
Pension and Other Postretirement Benefit Costs | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		0	[15]			0	[15]	0	[16]	0	[16]
Other income (expense)		(16)	[15]			22	[15]	(31)	[16]	45	[16]
Income before income tax expense		(16)	[15]			22	[15]	(31)	[16]	45	[16]
Income tax expense (benefit)						(6)	[15]			(12)	[16]
Net Income (Loss) From Continuing Operations						16	[15]			33	[16]
Equity Method Investees
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(2)	[17]	(3)	[18]	(3)	[17]	(3)	[18]	(4)	[18]
Other comprehensive income (loss) before reclassifications: gains (losses)		0	[17]			0	[17]	1	[18]	1	[18]
Income tax expense (benefit)		0	[17]					0	[18]	0	[18]
Net Income (Loss) From Continuing Operations		0	[17]					0	[18]	0	[18]
Total other comprehensive income (loss)		0	[17]			0	[17]	1	[18]	1	[18]
Ending balance	[17]	(2)	[18]	(2)		(3)	[18]	(2)	[18]	(3)	[18]
Equity Method Investees | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		0	[17]			0	[17]	0	[18]	0	[18]
Other income (expense)		0	[17]			0	[17]	0	[18]	0	[18]
Income before income tax expense		0	[17]			0	[17]	0	[18]	0	[18]
Income tax expense (benefit)	[17]					0
Net Income (Loss) From Continuing Operations	[17]					0
AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,565)		(1,572)		(1,436)		(1,572)		(1,458)
Other comprehensive income (loss) before reclassifications: gains (losses)		5				4		14		(4)
Income tax expense (benefit)		3						3
Net Income (Loss) From Continuing Operations		(6)						(8)
Total other comprehensive income (loss)		(1)				40		6		62
Ending balance		(1,566)		(1,565)		(1,396)		(1,566)		(1,396)
AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		4		9		(29)		9		(41)
Other comprehensive income (loss) before reclassifications: gains (losses)		5				22		0		34
Total other comprehensive income (loss)		5				22		0		34
Ending balance		9		$ 4		(7)		9		(7)
AOCI | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		10				14		(21)		28
Other income (expense)		(19)				34		(32)		61
Income before income tax expense		$ (9)				48		$ (11)		89
Income tax expense (benefit)						(12)				(23)
Net Income (Loss) From Continuing Operations						$ 36				66
AOCI | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										(1)
Other income (expense)										(1)
Income before income tax expense										0
Net Income (Loss) From Continuing Operations										$ 0

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	See Note 19 for amounts attributable to affiliates.
[4]	Comprised entirely of interest rate derivative hedging activities.
[5]	Net of $79 million, $83 million, $94 million and $107 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[6]	Comprised entirely of interest rate derivative hedging activities.
[7]	Net of $79 million, $83 million, $94 million and $119 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
[8]	Net of $(4) million, $(2) million, $— million and $9 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[9]	Comprised entirely of interest rate derivative hedging activities.
[10]	Net of $(4) million, $(5) million, $— million and $16 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
[11]	Net of $9 million, $6 million, $14 million and $8 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[12]	Net of $9 million, $13 million, $14 million and $(10) million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
[13]	Net of $1 million, $1 million, $3 million and $1 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[14]	Net of $1 million, $2 million, $3 million and $(2) million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
[15]	Net of $453 million, $449 million, $376 million and $380 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[16]	Net of $453 million, $445 million, $376 million and $396 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
[17]	Net of $— million, $— million, $1 million and $1 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
[18]	Net of $— million, $1 million, $1 million and $1 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.